Sunstone Financial Group, Inc.
                       207 East Buffalo Street, Suite 400
                              Milwaukee, WI 53202
                              Phone:  414/271-5885
                               Fax:  414/271-9717



November 26, 1996



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   KEELEY Small Cap Value Fund, Inc. - Registration Nos. 33-63562; 811-7760
                                      CIK #906333
-------------------------------------------------------------------------------


Dear Sir or Madam:

On behalf of the above-named registrant and pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, we hereby file the Fund's Form 24f-2 for the fiscal year ended September 30, 1996; and a legal opinion relating to the validity of the issued shares. The filing fee was sent to the Commission's lockbox on November 21, 1996.

Please telephone the undersigned at (414) 271-5885 should you have any questions regarding this filing.

Sincerely,



/s/ Todd W. Brylow
------------------

Todd W. Brylow
Financial Analyst

TWB/sl

c:    Steve Goodman, Schwartz & Freeman




                        Schwartz & Freeman Law Offices
                          401 North Michigan Avenue
                                 Suite 1900
                         Chicago, Illinois 60611-4206
                           Phone:(312) 222-0800
                         Facsimile: (312) 222-0818
                          Telex 754506 SF LAW UD
                    Writer's Direct Line:   (312) 222-6657


November 21, 1996



Keeley Small Cap Value Fund, Inc.
401 South LaSalle Street
Suite 1201
Chicago, IL  60605

RE;  KEELEY SMALL CAP VALUE FUND, INC.
     FILE NO. 33-63562
     RULE 24F-2 NOTICE
     ---------------------------------

Dear Sirs:

We have acted as counsel to Keeley Small Cap Value Fund, Inc., a Maryland corporation (the "Fund"), in connection with its Rule 24f-2 Notice (the "Notice") with respect to the Fund's fiscal year ended September 30, 1996. The Notice is being filed pursuant to the Fund's election under Rule 24f-2, made in connection with the registration under the Securities Act of 1933 (the "Act") of an indefinite number of shares of its capital stock, $0.01 par value per share, in the Fund's registration statement on Form N-1A ("Registration Statement"). The purpose of the Notice is to make definite in number that number of the shares (194,103) sold during the fiscal year ended September 30, 1996, the registration of which under the Registration Statement covered an indefinite number of shares. In this connection, we have examined originals, or copies certified or otherwise identified to our satisfaction, of the Notice, the Registration Statement, and such documents, corporate and other records, certificates and other papers as we deemed it necessary to examine for the purpose of this opinion, including the charter and bylaws of the Fund and resolutions of the board of directors authorizing the issuance of shares.

Based upon the foregoing examination, we are of the opinion that:

     1. The Fund is a corporation duly organized and legally existing in good standing under the laws of Maryland.

     2. The 194,103 shares issued by the Fund (as set forth in the Notice) have been legally issued and are fully paid and non-assessable.

In giving the opinion expressed in subparagraph 2 above, we have assumed that the Fund has received the proceeds of the sale of such shares, as set forth in the Notice.

We consent to the filing of this opinion in connection with the Notice. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Act.

Very truly yours,

SCHWARTZ & FREEMAN


/s/Stephen E. Goodman
---------------------

Stephen E. Goodman

SEG:bg

cc:  John L. Keeley, Jr.





                    U.S. SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.



 1.   Name and address of issuer:

      KEELEY Small Cap Value Fund, Inc.
      401 S. La Salle Street
      Suite 1201
      Chicago, IL 60605



 2.   Name of each series or class of funds for which this notice is filed:

      KEELEY Small Cap Value Fund Common Stock, Par Value .0.01 per share



 3.   Investment Company Act File Number:

      Securities Act File Number:     33-63562



 4.   Last day of fiscal year for which this notice is filed:

      September 30, 1996



 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                              (_)



 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

      Not applicable



 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                     None



 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                     None



 9.   Number and aggregate sale price of securities sold during the fiscal year:

      194,103 shares
      $2,587,358 aggregate sale price



 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

      194,103 shares
      $2,587,358 aggregate sale price



 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

      1,327 shares
      $16,410 aggregate sale price



 12.  Calculation of registration fee:

      (i)  Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2 (from
           Item 10):                                             $2,587,358
                                                                 ----------
      (ii) Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11, if
           applicable):                                             +16,410
                                                                 ----------
     (iii) Aggregate price of shares redeemed or
           repurchased during the fiscal year (if
           applicable):                                            -782,791
                                                                 ----------
     (iv)  Aggregate price of shares redeemed or
           repurchased and previously applied as a reduction
           to filing fees pursuant to rule 24e-2 (if
           applicable):                                                  +0
                                                                 ----------
     (v)   Net aggregate price of securities sold and
           issued during the fiscal year in reliance on rule
           24f-2 [line (i), plus line (ii), less line (iii),
           plus line (iv)] (if applicable):                       1,820,977
                                                                 ----------
     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law or
           regulation (see Instruction C.6):                        x1/3300
                                                                 ----------
    (vii)  Fee due [line (i) or line (v) multiplied by
           line (vi)]:                                           $   551.81
                                                                 ==========

 INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


 13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           (x)

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

  WIRE 11/21/96


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)<F1>     /s/ John L. Keeley, Jr.
                                      --------------------------

                                      President
                                      --------------------------

     Date  November 22, 1996
           -----------------

 <F1>Please print the name and title of the signing officer below the signature.